13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT

Notes payable, capitalized leases and long-term debt as of March 31, 2019 and September 30, 2018 consisted of the following:

	March 31,	September 30,
	2019	2018

Capital Source Business Finance Group	$—	$145,186
Total debt	—	145,186
Less current portion of long term debt	—	(145,186)
Long term debt	$—	$—

Capital Source Business Finance Group

On March 12, 2019, Capital Source cancelled the Loan and Security Agreement and Capital Source Credit Facility with TransTech. TransTech repaid the remaining $15,165 due on the Secured Credit Facility. On March 27, 2019, the Company received notice that the UCC Financing Statement filed by Capital Source to secure a parent Company guarantee was terminated and cancelled by the State of Nevada.

Notes payable, capitalized leases and long-term debt as of September 30, 2018 and 2017 consisted of the following:

	September 30,	September 30,
	2018	2017

Capital Source Business Finance Group	$145,186	$365,725
Note payable to Umpqua Bank	0	199,935
Secured note payable to J3E2A2Z LP - related party	-	600,000
Total debt	145,186	1,165,660
Less current portion of long term debt	(145,186)	(1,165,660)
Long term debt	$-	$-

Capital Source Business Finance Group

Know Labs, Inc. (the “Company”) finances its TransTech operations from operations and a Secured Credit Facility with Capital Source Business Finance Group. On June 15, 2018, TransTech entered into a Fifth Modification to the Loan and Security Agreement related to the $500,000 secured credit facility with Capital Source to fund its operations. The Modification extended the maturity to December 12, 2018. The secured credit facility provides for a prime rate interest floor for prime interest of 4.5% plus 2.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $500,000. The secured credit facility is collateralized by the assets of TransTech, with a guarantee by Know Labs, including a security interest in all assets of Know Labs. The remaining balance on the accounts receivable must be repaid by the time the secured credit facility expires on December 12, 2018, unless we renew by automatic extension for the next successive term. TransTech has $24,000 available as of September 30, 2018.

On December 6, 2018, Capital Source notified TransTech that the Loan and Security Agreement and Capital Source Credit Facility would be cancelled as of March 12, 2019.

Effective December 12, 2018, TransTech entered into the Sixth Modification to the Loan and Security Agreement which reduced the secured credit facility to $200,000.

Note Payable to Umpqua Bank

On July 9, 2018, the Company repaid a $199,935 Business Loan Agreement with Umpqua Bank from funds previously provided by an entity affiliated with Ronald P. Erickson, our Chairman of the Board. The Company paid $27,041 and issued 800,000 shares of common stock in exchange for the conversion of this debt. Mr. Erickson is an accredited investor. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

Note Payables to Ronald P. Erickson or J3E2A2Z LP

On January 25, 2018, the Company entered into amendments to two demand promissory notes, totaling $600,000 with Mr. Erickson, the Company’s Chief Executive Officer and/or entities in which Mr. Erickson has a beneficial interest. On March 16, 2018, the demand promissory notes and accrued interest were converted into convertible notes payable. See Note 11 for additional details.